UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.851906.107

AAM20-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,421,559	$ 14,457,259
Fidelity Consumer Discretionary Central Fund (c)	410,869	89,318,786
Fidelity Consumer Staples Central Fund (c)	318,397	64,745,996
Fidelity Emerging Markets Equity Central Fund (c)	114,339	25,322,645
Fidelity Energy Central Fund (c)	401,346	69,063,565
Fidelity Financials Central Fund (c)	1,708,895	142,111,709
Fidelity Health Care Central Fund (c)	347,446	101,488,846
Fidelity Industrials Central Fund (c)	360,032	82,379,009
Fidelity Information Technology Central Fund (c)	535,647	139,991,410
Fidelity International Equity Central Fund (c)	3,308,683	280,576,339
Fidelity Materials Central Fund (c)	127,839	30,558,571
Fidelity Telecom Services Central Fund (c)	97,790	16,336,846
Fidelity Utilities Central Fund (c)	186,372	30,387,972
TOTAL EQUITY CENTRAL FUNDS (Cost $688,470,372)		1,086,738,953
Fixed-Income Central Funds - 54.9%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,479,258	25,908,247
Fidelity Floating Rate Central Fund (c)	1,388,102	151,039,324
Fidelity High Income Central Fund 1 (c)	1,022,866	107,902,175
TOTAL HIGH YIELD FIXED-INCOME FUNDS		284,849,746
Investment Grade Fixed-Income Funds - 49.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	492,649	49,796,973
Fidelity Investment Grade Bond Central Fund (c)	22,666,408	2,442,758,744
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,492,555,717
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,596,400,234)		2,777,405,463
Money Market Central Funds - 23.6%

Fidelity Cash Central Fund, 0.11% (a)	449,587,588	449,587,588
Fidelity Money Market Central Fund, 0.25% (a)	745,187,792	745,187,792
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,194,775,380)		1,194,775,380
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 (b) (Cost $2,089,968)	$ 2,090,000	$ 2,089,987
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,481,735,954)	5,061,009,783
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,254,669)
NET ASSETS - 100%	$ 5,059,755,114
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
133 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 13,093,185	$ 58,969

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $746,996.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 302,271
Fidelity Commodity Strategy Central Fund	4,423
Fidelity Consumer Discretionary Central Fund	696,717
Fidelity Consumer Staples Central Fund	1,253,024
Fidelity Emerging Markets Debt Central Fund	1,109,702
Fidelity Emerging Markets Equity Central Fund	103,632
Fidelity Energy Central Fund	711,205
Fidelity Financials Central Fund	1,711,473
Fidelity Floating Rate Central Fund	5,399,259
Fidelity Health Care Central Fund	370,355
Fidelity High Income Central Fund 1	4,672,639
Fidelity Industrials Central Fund	900,608
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	625,087
Fidelity International Equity Central Fund	7,274,843
Fidelity Investment Grade Bond Central Fund	46,848,678
Fidelity Materials Central Fund	341,566
Fidelity Money Market Central Fund	1,359,637
Fidelity Telecom Services Central Fund	577,731
Fidelity Utilities Central Fund	541,332
Total	$ 74,804,223
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 361,505	$ 1,052,650	$ 14,457,259	3.8%
Fidelity Consumer Discretionary Central Fund	110,266,332	3,061,598	32,639,617	89,318,786	6.3%
Fidelity Consumer Staples Central Fund	77,277,841	2,962,625	22,867,362	64,745,996	5.8%
Fidelity Emerging Markets Debt Central Fund	23,831,998	2,175,147	879,441	25,908,247	20.1%
Fidelity Emerging Markets Equity Central Fund	-	24,514,405	58,518	25,322,645	7.4%
Fidelity Energy Central Fund	82,580,559	2,459,681	27,314,244	69,063,565	6.0%
Fidelity Financials Central Fund	159,655,376	8,255,190	43,402,640	142,111,709	6.3%
Fidelity Floating Rate Central Fund	143,112,173	9,915,126	5,264,357	151,039,324	10.7%
Fidelity Health Care Central Fund	111,549,674	2,096,577	37,769,009	101,488,846	6.1%
Fidelity High Income Central Fund 1	100,282,137	7,053,086	3,517,675	107,902,175	23.1%
Fidelity Industrials Central Fund	99,651,511	3,037,053	32,030,816	82,379,009	6.3%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	1,385,991	48,524,978	49,796,973	22.7%
Fidelity Information Technology Central Fund	157,914,162	3,134,841	42,358,446	139,991,410	6.1%
Fidelity International Equity Central Fund	226,280,447	42,578,639	9,241,374	280,576,339	8.7%
Fidelity Investment Grade Bond Central Fund	2,332,904,745	237,158,841	181,574,177	2,442,758,744	32.1%
Fidelity Materials Central Fund	33,057,907	1,115,241	7,763,888	30,558,571	6.4%
Fidelity Telecom Services Central Fund	23,024,194	996,269	8,616,669	16,336,846	5.9%
Fidelity Utilities Central Fund	32,324,259	1,241,033	9,857,550	30,387,972	6.3%
Total	$ 3,824,118,445	$ 353,502,848	$ 514,733,411	$ 3,864,144,416
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,086,738,953	$ 1,086,738,953	$ -	$ -
Fixed-Income Central Funds	2,777,405,463	2,777,405,463	-	-
Money Market Central Funds	1,194,775,380	1,194,775,380	-	-
U.S. Treasury Obligations	2,089,987	-	2,089,987	-
Total Investments in Securities:	$ 5,061,009,783	$ 5,058,919,796	$ 2,089,987	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 58,969	$ 58,969	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $4,481,770,647. Net unrealized appreciation aggregated $579,239,136, of which $580,005,242 related to appreciated investment securities and $766,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

June 30, 2014

1.803294.110

AMI-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,421,559	$ 14,457,259
Fidelity Consumer Discretionary Central Fund (c)	410,869	89,318,786
Fidelity Consumer Staples Central Fund (c)	318,397	64,745,996
Fidelity Emerging Markets Equity Central Fund (c)	114,339	25,322,645
Fidelity Energy Central Fund (c)	401,346	69,063,565
Fidelity Financials Central Fund (c)	1,708,895	142,111,709
Fidelity Health Care Central Fund (c)	347,446	101,488,846
Fidelity Industrials Central Fund (c)	360,032	82,379,009
Fidelity Information Technology Central Fund (c)	535,647	139,991,410
Fidelity International Equity Central Fund (c)	3,308,683	280,576,339
Fidelity Materials Central Fund (c)	127,839	30,558,571
Fidelity Telecom Services Central Fund (c)	97,790	16,336,846
Fidelity Utilities Central Fund (c)	186,372	30,387,972
TOTAL EQUITY CENTRAL FUNDS (Cost $688,470,372)		1,086,738,953
Fixed-Income Central Funds - 54.9%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,479,258	25,908,247
Fidelity Floating Rate Central Fund (c)	1,388,102	151,039,324
Fidelity High Income Central Fund 1 (c)	1,022,866	107,902,175
TOTAL HIGH YIELD FIXED-INCOME FUNDS		284,849,746
Investment Grade Fixed-Income Funds - 49.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	492,649	49,796,973
Fidelity Investment Grade Bond Central Fund (c)	22,666,408	2,442,758,744
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,492,555,717
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,596,400,234)		2,777,405,463
Money Market Central Funds - 23.6%

Fidelity Cash Central Fund, 0.11% (a)	449,587,588	449,587,588
Fidelity Money Market Central Fund, 0.25% (a)	745,187,792	745,187,792
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,194,775,380)		1,194,775,380
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 (b) (Cost $2,089,968)	$ 2,090,000	$ 2,089,987
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,481,735,954)	5,061,009,783
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,254,669)
NET ASSETS - 100%	$ 5,059,755,114
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
133 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 13,093,185	$ 58,969

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $746,996.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 302,271
Fidelity Commodity Strategy Central Fund	4,423
Fidelity Consumer Discretionary Central Fund	696,717
Fidelity Consumer Staples Central Fund	1,253,024
Fidelity Emerging Markets Debt Central Fund	1,109,702
Fidelity Emerging Markets Equity Central Fund	103,632
Fidelity Energy Central Fund	711,205
Fidelity Financials Central Fund	1,711,473
Fidelity Floating Rate Central Fund	5,399,259
Fidelity Health Care Central Fund	370,355
Fidelity High Income Central Fund 1	4,672,639
Fidelity Industrials Central Fund	900,608
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	625,087
Fidelity International Equity Central Fund	7,274,843
Fidelity Investment Grade Bond Central Fund	46,848,678
Fidelity Materials Central Fund	341,566
Fidelity Money Market Central Fund	1,359,637
Fidelity Telecom Services Central Fund	577,731
Fidelity Utilities Central Fund	541,332
Total	$ 74,804,223
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 361,505	$ 1,052,650	$ 14,457,259	3.8%
Fidelity Consumer Discretionary Central Fund	110,266,332	3,061,598	32,639,617	89,318,786	6.3%
Fidelity Consumer Staples Central Fund	77,277,841	2,962,625	22,867,362	64,745,996	5.8%
Fidelity Emerging Markets Debt Central Fund	23,831,998	2,175,147	879,441	25,908,247	20.1%
Fidelity Emerging Markets Equity Central Fund	-	24,514,405	58,518	25,322,645	7.4%
Fidelity Energy Central Fund	82,580,559	2,459,681	27,314,244	69,063,565	6.0%
Fidelity Financials Central Fund	159,655,376	8,255,190	43,402,640	142,111,709	6.3%
Fidelity Floating Rate Central Fund	143,112,173	9,915,126	5,264,357	151,039,324	10.7%
Fidelity Health Care Central Fund	111,549,674	2,096,577	37,769,009	101,488,846	6.1%
Fidelity High Income Central Fund 1	100,282,137	7,053,086	3,517,675	107,902,175	23.1%
Fidelity Industrials Central Fund	99,651,511	3,037,053	32,030,816	82,379,009	6.3%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	1,385,991	48,524,978	49,796,973	22.7%
Fidelity Information Technology Central Fund	157,914,162	3,134,841	42,358,446	139,991,410	6.1%
Fidelity International Equity Central Fund	226,280,447	42,578,639	9,241,374	280,576,339	8.7%
Fidelity Investment Grade Bond Central Fund	2,332,904,745	237,158,841	181,574,177	2,442,758,744	32.1%
Fidelity Materials Central Fund	33,057,907	1,115,241	7,763,888	30,558,571	6.4%
Fidelity Telecom Services Central Fund	23,024,194	996,269	8,616,669	16,336,846	5.9%
Fidelity Utilities Central Fund	32,324,259	1,241,033	9,857,550	30,387,972	6.3%
Total	$ 3,824,118,445	$ 353,502,848	$ 514,733,411	$ 3,864,144,416
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,086,738,953	$ 1,086,738,953	$ -	$ -
Fixed-Income Central Funds	2,777,405,463	2,777,405,463	-	-
Money Market Central Funds	1,194,775,380	1,194,775,380	-	-
U.S. Treasury Obligations	2,089,987	-	2,089,987	-
Total Investments in Securities:	$ 5,061,009,783	$ 5,058,919,796	$ 2,089,987	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 58,969	$ 58,969	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $4,481,770,647. Net unrealized appreciation aggregated $579,239,136, of which $580,005,242 related to appreciated investment securities and $766,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849940.106

ATAN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	223,517	$ 2,273,171
Fidelity Consumer Discretionary Central Fund (c)	97,510	21,197,731
Fidelity Consumer Staples Central Fund (c)	75,534	15,359,883
Fidelity Emerging Markets Equity Central Fund (c)	21,640	4,792,645
Fidelity Energy Central Fund (c)	95,253	16,391,065
Fidelity Financials Central Fund (c)	405,189	33,695,496
Fidelity Health Care Central Fund (c)	82,352	24,054,987
Fidelity Industrials Central Fund (c)	85,389	19,537,909
Fidelity Information Technology Central Fund (c)	127,079	33,212,044
Fidelity International Equity Central Fund (c)	802,577	68,058,507
Fidelity Materials Central Fund (c)	30,352	7,255,393
Fidelity Telecom Services Central Fund (c)	22,735	3,798,103
Fidelity Utilities Central Fund (c)	44,201	7,206,910
TOTAL EQUITY CENTRAL FUNDS (Cost $185,733,745)		256,833,844
Fixed-Income Central Funds - 54.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	387,880	4,053,345
Fidelity Floating Rate Central Fund (c)	216,963	23,607,755
Fidelity High Income Central Fund 1 (c)	154,312	16,278,415
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,939,515
Investment Grade Fixed-Income Funds - 49.2%
Fidelity Inflation-Protected Bond Index Central Fund (c)	77,223	7,805,655
Fidelity Investment Grade Bond Central Fund (c)	3,572,259	384,982,381
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		392,788,036
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $420,840,915)		436,727,551
Money Market Central Funds - 13.2%

Fidelity Cash Central Fund, 0.11% (a)	83,352,535	83,352,535
Fidelity Money Market Central Fund, 0.25% (a)	22,459,575	22,459,575
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $105,812,110)		105,812,110
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 (b) (Cost $319,995)	$ 320,000	$ 319,998
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $712,706,765)	799,693,503
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(414,730)
NET ASSETS - 100%	$ 799,278,773
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 2,264,235	$ 10,198

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $319,998.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,793
Fidelity Commodity Strategy Central Fund	590
Fidelity Consumer Discretionary Central Fund	150,352
Fidelity Consumer Staples Central Fund	270,349
Fidelity Emerging Markets Debt Central Fund	158,695
Fidelity Emerging Markets Equity Central Fund	20,325
Fidelity Energy Central Fund	151,866
Fidelity Financials Central Fund	364,304
Fidelity Floating Rate Central Fund	772,837
Fidelity Health Care Central Fund	79,056
Fidelity High Income Central Fund 1	648,388
Fidelity Industrials Central Fund	192,185
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	135,076
Fidelity International Equity Central Fund	1,690,440
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	6,735,057
Fidelity Materials Central Fund	73,243
Fidelity Money Market Central Fund	40,979
Fidelity Telecom Services Central Fund	125,273
Fidelity Utilities Central Fund	115,981
Total	$ 11,779,794
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 476,328	$ 69,720	$ 2,273,171	0.6%
Fidelity Consumer Discretionary Central Fund	19,420,783	4,759,243	4,780,205	21,197,731	1.5%
Fidelity Consumer Staples Central Fund	13,337,716	3,510,488	3,063,237	15,359,883	1.4%
Fidelity Emerging Markets Debt Central Fund	2,950,827	1,037,731	61,102	4,053,345	3.1%
Fidelity Emerging Markets Equity Central Fund	-	4,620,473	21,345	4,792,645	1.4%
Fidelity Energy Central Fund	13,896,427	3,438,829	3,495,789	16,391,065	1.4%
Fidelity Financials Central Fund	27,829,819	7,798,286	5,562,059	33,695,496	1.5%
Fidelity Floating Rate Central Fund	17,596,324	5,919,191	366,611	23,607,755	1.7%
Fidelity Health Care Central Fund	19,099,953	3,803,252	4,265,638	24,054,987	1.5%
Fidelity High Income Central Fund 1	12,137,215	3,839,563	244,407	16,278,415	3.5%
Fidelity Industrials Central Fund	16,925,416	4,361,133	4,180,514	19,537,909	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	2,069,100	6,302,081	7,805,655	3.6%
Fidelity Information Technology Central Fund	26,700,966	5,400,759	3,547,122	33,212,044	1.4%
Fidelity International Equity Central Fund	47,258,718	17,126,255	1,030,713	68,058,507	2.1%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	107,120,817	19,147,098	384,982,381	5.1%
Fidelity Materials Central Fund	5,677,622	1,553,525	857,179	7,255,393	1.5%
Fidelity Telecom Services Central Fund	3,800,294	954,244	1,157,416	3,798,103	1.4%
Fidelity Utilities Central Fund	5,425,376	1,517,564	1,175,035	7,206,910	1.5%
Total	$ 534,575,161	$ 179,306,781	$ 59,327,271	$ 693,561,395
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 256,833,844	$ 256,833,844	$ -	$ -
Fixed-Income Central Funds	436,727,551	436,727,551	-	-
Money Market Central Funds	105,812,110	105,812,110	-	-
U.S. Treasury Obligations	319,998	-	319,998	-
Total Investments in Securities:	$ 799,693,503	$ 799,373,505	$ 319,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 10,198	$ 10,198	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $712,715,620. Net unrealized appreciation aggregated $86,977,883, of which $87,392,127 related to appreciated investment securities and $414,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

June 30, 2014

1.849901.106

TAN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	223,517	$ 2,273,171
Fidelity Consumer Discretionary Central Fund (c)	97,510	21,197,731
Fidelity Consumer Staples Central Fund (c)	75,534	15,359,883
Fidelity Emerging Markets Equity Central Fund (c)	21,640	4,792,645
Fidelity Energy Central Fund (c)	95,253	16,391,065
Fidelity Financials Central Fund (c)	405,189	33,695,496
Fidelity Health Care Central Fund (c)	82,352	24,054,987
Fidelity Industrials Central Fund (c)	85,389	19,537,909
Fidelity Information Technology Central Fund (c)	127,079	33,212,044
Fidelity International Equity Central Fund (c)	802,577	68,058,507
Fidelity Materials Central Fund (c)	30,352	7,255,393
Fidelity Telecom Services Central Fund (c)	22,735	3,798,103
Fidelity Utilities Central Fund (c)	44,201	7,206,910
TOTAL EQUITY CENTRAL FUNDS (Cost $185,733,745)		256,833,844
Fixed-Income Central Funds - 54.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	387,880	4,053,345
Fidelity Floating Rate Central Fund (c)	216,963	23,607,755
Fidelity High Income Central Fund 1 (c)	154,312	16,278,415
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,939,515
Investment Grade Fixed-Income Funds - 49.2%
Fidelity Inflation-Protected Bond Index Central Fund (c)	77,223	7,805,655
Fidelity Investment Grade Bond Central Fund (c)	3,572,259	384,982,381
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		392,788,036
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $420,840,915)		436,727,551
Money Market Central Funds - 13.2%

Fidelity Cash Central Fund, 0.11% (a)	83,352,535	83,352,535
Fidelity Money Market Central Fund, 0.25% (a)	22,459,575	22,459,575
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $105,812,110)		105,812,110
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 (b) (Cost $319,995)	$ 320,000	$ 319,998
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $712,706,765)	799,693,503
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(414,730)
NET ASSETS - 100%	$ 799,278,773
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 2,264,235	$ 10,198

The face value of futures purchased as a percentage of net assets is 0.3%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $319,998.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,793
Fidelity Commodity Strategy Central Fund	590
Fidelity Consumer Discretionary Central Fund	150,352
Fidelity Consumer Staples Central Fund	270,349
Fidelity Emerging Markets Debt Central Fund	158,695
Fidelity Emerging Markets Equity Central Fund	20,325
Fidelity Energy Central Fund	151,866
Fidelity Financials Central Fund	364,304
Fidelity Floating Rate Central Fund	772,837
Fidelity Health Care Central Fund	79,056
Fidelity High Income Central Fund 1	648,388
Fidelity Industrials Central Fund	192,185
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	135,076
Fidelity International Equity Central Fund	1,690,440
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	6,735,057
Fidelity Materials Central Fund	73,243
Fidelity Money Market Central Fund	40,979
Fidelity Telecom Services Central Fund	125,273
Fidelity Utilities Central Fund	115,981
Total	$ 11,779,794
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 476,328	$ 69,720	$ 2,273,171	0.6%
Fidelity Consumer Discretionary Central Fund	19,420,783	4,759,243	4,780,205	21,197,731	1.5%
Fidelity Consumer Staples Central Fund	13,337,716	3,510,488	3,063,237	15,359,883	1.4%
Fidelity Emerging Markets Debt Central Fund	2,950,827	1,037,731	61,102	4,053,345	3.1%
Fidelity Emerging Markets Equity Central Fund	-	4,620,473	21,345	4,792,645	1.4%
Fidelity Energy Central Fund	13,896,427	3,438,829	3,495,789	16,391,065	1.4%
Fidelity Financials Central Fund	27,829,819	7,798,286	5,562,059	33,695,496	1.5%
Fidelity Floating Rate Central Fund	17,596,324	5,919,191	366,611	23,607,755	1.7%
Fidelity Health Care Central Fund	19,099,953	3,803,252	4,265,638	24,054,987	1.5%
Fidelity High Income Central Fund 1	12,137,215	3,839,563	244,407	16,278,415	3.5%
Fidelity Industrials Central Fund	16,925,416	4,361,133	4,180,514	19,537,909	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	2,069,100	6,302,081	7,805,655	3.6%
Fidelity Information Technology Central Fund	26,700,966	5,400,759	3,547,122	33,212,044	1.4%
Fidelity International Equity Central Fund	47,258,718	17,126,255	1,030,713	68,058,507	2.1%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	107,120,817	19,147,098	384,982,381	5.1%
Fidelity Materials Central Fund	5,677,622	1,553,525	857,179	7,255,393	1.5%
Fidelity Telecom Services Central Fund	3,800,294	954,244	1,157,416	3,798,103	1.4%
Fidelity Utilities Central Fund	5,425,376	1,517,564	1,175,035	7,206,910	1.5%
Total	$ 534,575,161	$ 179,306,781	$ 59,327,271	$ 693,561,395
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 256,833,844	$ 256,833,844	$ -	$ -
Fixed-Income Central Funds	436,727,551	436,727,551	-	-
Money Market Central Funds	105,812,110	105,812,110	-	-
U.S. Treasury Obligations	319,998	-	319,998	-
Total Investments in Securities:	$ 799,693,503	$ 799,373,505	$ 319,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 10,198	$ 10,198	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $712,715,620. Net unrealized appreciation aggregated $86,977,883, of which $87,392,127 related to appreciated investment securities and $414,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849959.106

AFAN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	220,843	$ 2,245,975
Fidelity Consumer Discretionary Central Fund (c)	126,975	27,603,195
Fidelity Consumer Staples Central Fund (c)	98,245	19,978,171
Fidelity Emerging Markets Equity Central Fund (c)	46,321	10,258,729
Fidelity Energy Central Fund (c)	115,419	19,861,247
Fidelity Financials Central Fund (c)	527,089	43,832,721
Fidelity Health Care Central Fund (c)	107,116	31,288,471
Fidelity Industrials Central Fund (c)	111,186	25,440,467
Fidelity Information Technology Central Fund (c)	165,273	43,194,154
Fidelity International Equity Central Fund (c)	1,032,164	87,527,545
Fidelity Materials Central Fund (c)	39,588	9,463,007
Fidelity Telecom Services Central Fund (c)	29,553	4,937,063
Fidelity Utilities Central Fund (c)	57,543	9,382,341
TOTAL EQUITY CENTRAL FUNDS (Cost $250,041,599)		335,013,086
Fixed-Income Central Funds - 48.5%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	381,464	3,986,299
Fidelity Floating Rate Central Fund (c)	212,840	23,159,105
Fidelity High Income Central Fund 1 (c)	149,390	15,759,169
TOTAL HIGH YIELD FIXED-INCOME FUNDS		42,904,573
Investment Grade Fixed-Income Funds - 43.1%
Fidelity Inflation-Protected Bond Index Central Fund (c)	75,916	7,673,548
Fidelity Investment Grade Bond Central Fund (c)	3,087,382	332,727,128
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		340,400,676
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $371,088,056)		383,305,249
Money Market Central Funds - 9.1%

Fidelity Cash Central Fund, 0.11% (a)	61,145,863	61,145,863
Fidelity Money Market Central Fund, 0.25% (a)	10,304,471	10,304,471
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $71,450,334)		71,450,334
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 to 8/21/14 (b) (Cost $329,989)	$ 330,000	$ 329,994
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $692,909,978)	790,098,663
NET OTHER ASSETS (LIABILITIES) - 0.0%	96,895
NET ASSETS - 100%	$ 790,195,558
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
39 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 3,839,355	$ 17,292

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $329,994.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,229
Fidelity Consumer Discretionary Central Fund	184,903
Fidelity Consumer Staples Central Fund	331,472
Fidelity Emerging Markets Debt Central Fund	146,695
Fidelity Emerging Markets Equity Central Fund	93,481
Fidelity Energy Central Fund	185,065
Fidelity Financials Central Fund	445,391
Fidelity Floating Rate Central Fund	714,164
Fidelity Health Care Central Fund	96,945
Fidelity High Income Central Fund 1	593,021
Fidelity Industrials Central Fund	235,252
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	166,452
Fidelity International Equity Central Fund	2,028,160
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	89,823
Fidelity Materials Central Fund	18,801
Fidelity Money Market Central Fund	5,577,331
Fidelity Telecom Services Central Fund	153,016
Fidelity Utilities Central Fund	142,292
Total	$ 11,237,498
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 2,304,359	$ 3,757	$ 2,245,975	0.6%
Fidelity Consumer Discretionary Central Fund	21,759,568	8,080,494	4,435,790	27,603,195	2.0%
Fidelity Consumer Staples Central Fund	14,937,195	5,865,502	2,747,902	19,978,171	1.8%
Fidelity Emerging Markets Debt Central Fund	2,596,655	1,302,489	34,741	3,986,299	3.1%
Fidelity Emerging Markets Equity Central Fund	5,541,126	4,204,925	271,148	10,258,729	3.0%
Fidelity Energy Central Fund	15,512,706	5,734,126	4,563,103	19,861,247	1.7%
Fidelity Financials Central Fund	31,213,888	12,780,640	4,579,227	43,832,721	1.9%
Fidelity Floating Rate Central Fund	15,310,024	7,637,531	208,446	23,159,105	1.6%
Fidelity Health Care Central Fund	21,753,919	6,912,944	4,017,878	31,288,471	1.9%
Fidelity High Income Central Fund 1	10,590,437	4,814,068	138,965	15,759,169	3.4%
Fidelity Industrials Central Fund	18,962,897	7,389,446	3,859,780	25,440,467	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	2,621,496	5,552,357	7,673,548	3.5%
Fidelity Information Technology Central Fund	29,853,604	9,727,391	2,178,256	43,194,154	1.9%
Fidelity International Equity Central Fund	51,863,346	30,881,508	723,085	87,527,545	2.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	113,336,389	15,359,235	332,727,128	4.4%
Fidelity Materials Central Fund	6,337,248	2,615,650	572,474	9,463,007	2.0%
Fidelity Telecom Services Central Fund	4,227,092	1,600,319	1,139,164	4,937,063	1.6%
Fidelity Utilities Central Fund	6,497,366	2,576,305	1,461,583	9,382,341	1.9%
Total	$ 495,321,961	$ 230,385,582	$ 51,846,891	$ 718,318,335
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 335,013,086	$ 335,013,086	$ -	$ -
Fixed-Income Central Funds	383,305,249	383,305,249	-	-
Money Market Central Funds	71,450,334	71,450,334	-	-
U.S. Treasury Obligations	329,994	-	329,994	-
Total Investments in Securities:	$ 790,098,663	$ 789,768,669	$ 329,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 17,292	$ 17,292	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $692,913,582. Net unrealized appreciation aggregated $97,185,081, of which $97,486,876 related to appreciated investment securities and $301,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

June 30, 2014

1.849911.106

FAN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	220,843	$ 2,245,975
Fidelity Consumer Discretionary Central Fund (c)	126,975	27,603,195
Fidelity Consumer Staples Central Fund (c)	98,245	19,978,171
Fidelity Emerging Markets Equity Central Fund (c)	46,321	10,258,729
Fidelity Energy Central Fund (c)	115,419	19,861,247
Fidelity Financials Central Fund (c)	527,089	43,832,721
Fidelity Health Care Central Fund (c)	107,116	31,288,471
Fidelity Industrials Central Fund (c)	111,186	25,440,467
Fidelity Information Technology Central Fund (c)	165,273	43,194,154
Fidelity International Equity Central Fund (c)	1,032,164	87,527,545
Fidelity Materials Central Fund (c)	39,588	9,463,007
Fidelity Telecom Services Central Fund (c)	29,553	4,937,063
Fidelity Utilities Central Fund (c)	57,543	9,382,341
TOTAL EQUITY CENTRAL FUNDS (Cost $250,041,599)		335,013,086
Fixed-Income Central Funds - 48.5%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	381,464	3,986,299
Fidelity Floating Rate Central Fund (c)	212,840	23,159,105
Fidelity High Income Central Fund 1 (c)	149,390	15,759,169
TOTAL HIGH YIELD FIXED-INCOME FUNDS		42,904,573
Investment Grade Fixed-Income Funds - 43.1%
Fidelity Inflation-Protected Bond Index Central Fund (c)	75,916	7,673,548
Fidelity Investment Grade Bond Central Fund (c)	3,087,382	332,727,128
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		340,400,676
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $371,088,056)		383,305,249
Money Market Central Funds - 9.1%

Fidelity Cash Central Fund, 0.11% (a)	61,145,863	61,145,863
Fidelity Money Market Central Fund, 0.25% (a)	10,304,471	10,304,471
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $71,450,334)		71,450,334
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 to 8/21/14 (b) (Cost $329,989)	$ 330,000	$ 329,994
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $692,909,978)	790,098,663
NET OTHER ASSETS (LIABILITIES) - 0.0%	96,895
NET ASSETS - 100%	$ 790,195,558
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
39 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 3,839,355	$ 17,292

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $329,994.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,229
Fidelity Consumer Discretionary Central Fund	184,903
Fidelity Consumer Staples Central Fund	331,472
Fidelity Emerging Markets Debt Central Fund	146,695
Fidelity Emerging Markets Equity Central Fund	93,481
Fidelity Energy Central Fund	185,065
Fidelity Financials Central Fund	445,391
Fidelity Floating Rate Central Fund	714,164
Fidelity Health Care Central Fund	96,945
Fidelity High Income Central Fund 1	593,021
Fidelity Industrials Central Fund	235,252
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	166,452
Fidelity International Equity Central Fund	2,028,160
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	89,823
Fidelity Materials Central Fund	18,801
Fidelity Money Market Central Fund	5,577,331
Fidelity Telecom Services Central Fund	153,016
Fidelity Utilities Central Fund	142,292
Total	$ 11,237,498
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 2,304,359	$ 3,757	$ 2,245,975	0.6%
Fidelity Consumer Discretionary Central Fund	21,759,568	8,080,494	4,435,790	27,603,195	2.0%
Fidelity Consumer Staples Central Fund	14,937,195	5,865,502	2,747,902	19,978,171	1.8%
Fidelity Emerging Markets Debt Central Fund	2,596,655	1,302,489	34,741	3,986,299	3.1%
Fidelity Emerging Markets Equity Central Fund	5,541,126	4,204,925	271,148	10,258,729	3.0%
Fidelity Energy Central Fund	15,512,706	5,734,126	4,563,103	19,861,247	1.7%
Fidelity Financials Central Fund	31,213,888	12,780,640	4,579,227	43,832,721	1.9%
Fidelity Floating Rate Central Fund	15,310,024	7,637,531	208,446	23,159,105	1.6%
Fidelity Health Care Central Fund	21,753,919	6,912,944	4,017,878	31,288,471	1.9%
Fidelity High Income Central Fund 1	10,590,437	4,814,068	138,965	15,759,169	3.4%
Fidelity Industrials Central Fund	18,962,897	7,389,446	3,859,780	25,440,467	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	2,621,496	5,552,357	7,673,548	3.5%
Fidelity Information Technology Central Fund	29,853,604	9,727,391	2,178,256	43,194,154	1.9%
Fidelity International Equity Central Fund	51,863,346	30,881,508	723,085	87,527,545	2.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	113,336,389	15,359,235	332,727,128	4.4%
Fidelity Materials Central Fund	6,337,248	2,615,650	572,474	9,463,007	2.0%
Fidelity Telecom Services Central Fund	4,227,092	1,600,319	1,139,164	4,937,063	1.6%
Fidelity Utilities Central Fund	6,497,366	2,576,305	1,461,583	9,382,341	1.9%
Total	$ 495,321,961	$ 230,385,582	$ 51,846,891	$ 718,318,335
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 335,013,086	$ 335,013,086	$ -	$ -
Fixed-Income Central Funds	383,305,249	383,305,249	-	-
Money Market Central Funds	71,450,334	71,450,334	-	-
U.S. Treasury Obligations	329,994	-	329,994	-
Total Investments in Securities:	$ 790,098,663	$ 789,768,669	$ 329,994	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 17,292	$ 17,292	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $692,913,582. Net unrealized appreciation aggregated $97,185,081, of which $97,486,876 related to appreciated investment securities and $301,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.851907.107

AAM50-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,303,734	$ 23,428,978
Fidelity Consumer Discretionary Central Fund (c)	1,647,259	358,097,657
Fidelity Consumer Staples Central Fund (c)	1,276,866	259,650,715
Fidelity Emerging Markets Equity Central Fund (c)	560,315	124,092,992
Fidelity Energy Central Fund (c)	1,526,519	262,683,383
Fidelity Financials Central Fund (c)	6,853,053	569,899,858
Fidelity Health Care Central Fund (c)	1,393,033	406,904,999
Fidelity Industrials Central Fund (c)	1,443,595	330,309,027
Fidelity Information Technology Central Fund (c)	2,148,376	561,477,976
Fidelity International Equity Central Fund (c)	13,265,582	1,124,921,333
Fidelity Materials Central Fund (c)	514,088	122,887,641
Fidelity Telecom Services Central Fund (c)	366,393	61,209,635
Fidelity Utilities Central Fund (c)	749,918	122,274,118
TOTAL EQUITY CENTRAL FUNDS (Cost $2,766,678,263)		4,327,838,312
Fixed-Income Central Funds - 43.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	3,990,125	41,696,808
Fidelity Floating Rate Central Fund (c)	2,209,908	240,460,073
Fidelity High Income Central Fund 1 (c)	1,540,084	162,463,416
TOTAL HIGH YIELD FIXED-INCOME FUNDS		444,620,297
Investment Grade Fixed-Income Funds - 38.0%
Fidelity Inflation-Protected Bond Index Central Fund (c)	786,431	79,492,421
Fidelity Investment Grade Bond Central Fund (c)	28,529,936	3,074,671,242
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,154,163,663
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,383,472,915)		3,598,783,960
Money Market Central Funds - 4.4%

Fidelity Cash Central Fund, 0.11% (a)	313,339,201	313,339,201
Fidelity Money Market Central Fund, 0.25% (a)	55,235,420	55,235,420
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $368,574,621)		368,574,621
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 to 8/21/14 (b) (Cost $4,519,820)	$ 4,520,000	$ 4,519,893
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,523,245,619)	8,299,716,786
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,026,651)
NET ASSETS - 100%	$ 8,297,690,135
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
616 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 60,642,120	$ 273,120

The face value of futures purchased as a percentage of net assets is 0.7%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,414,904.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 182,168
Fidelity Commodity Strategy Central Fund	-
Fidelity Consumer Discretionary Central Fund	2,686,829
Fidelity Consumer Staples Central Fund	4,799,521
Fidelity Emerging Markets Debt Central Fund	1,750,322
Fidelity Emerging Markets Equity Central Fund	1,136,194
Fidelity Energy Central Fund	2,748,100
Fidelity Financials Central Fund	6,574,509
Fidelity Floating Rate Central Fund	8,179,140
Fidelity Health Care Central Fund	1,431,034
Fidelity High Income Central Fund 1	7,060,666
Fidelity Industrials Central Fund	3,455,243
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	2,425,383
Fidelity International Equity Central Fund	29,118,081
Fidelity Investment Grade Bond Central Fund	59,682,332
Fidelity Materials Central Fund	1,314,786
Fidelity Money Market Central Fund	100,780
Fidelity Telecom Services Central Fund	2,177,267
Fidelity Utilities Central Fund	2,091,553
Total	$ 136,913,956
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 24,158,237	$ 128,313	$ 23,428,978	6.1%
Fidelity Consumer Discretionary Central Fund	368,560,570	10,456,456	55,396,501	358,097,657	25.4%
Fidelity Consumer Staples Central Fund	258,773,766	10,391,791	37,896,725	259,650,715	23.3%
Fidelity Emerging Markets Debt Central Fund	36,891,425	4,502,136	950,605	41,696,808	32.3%
Fidelity Emerging Markets Equity Central Fund	78,408,818	41,243,506	5,829,500	124,092,992	36.5%
Fidelity Energy Central Fund	276,275,508	8,477,558	66,271,561	262,683,383	22.9%
Fidelity Financials Central Fund	539,003,304	30,581,302	68,568,714	569,899,858	25.3%
Fidelity Floating Rate Central Fund	179,583,040	61,502,269	5,477,502	240,460,073	17.0%
Fidelity Health Care Central Fund	374,363,101	7,526,333	75,888,709	406,904,999	24.6%
Fidelity High Income Central Fund 1	149,804,934	10,330,691	3,823,796	162,463,416	34.8%
Fidelity Industrials Central Fund	328,283,346	10,488,089	54,149,646	330,309,027	25.3%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	1,877,947	35,639,422	79,492,421	36.4%
Fidelity Information Technology Central Fund	530,928,191	11,233,812	65,589,341	561,477,976	24.5%
Fidelity International Equity Central Fund	972,640,958	92,006,674	26,001,148	1,124,921,333	34.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	272,278,218	205,075,871	3,074,671,242	40.4%
Fidelity Materials Central Fund	110,303,999	3,802,922	7,513,564	122,887,641	25.7%
Fidelity Telecom Services Central Fund	73,845,562	3,591,050	19,909,603	61,209,635	22.2%
Fidelity Utilities Central Fund	108,198,241	4,449,048	16,273,880	122,274,118	25.3%
Total	$ 7,435,954,232	$ 608,898,039	$ 750,384,401	$ 7,926,622,272
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,327,838,312	$ 4,327,838,312	$ -	$ -
Fixed-Income Central Funds	3,598,783,960	3,598,783,960	-	-
Money Market Central Funds	368,574,621	368,574,621	-	-
U.S. Treasury Obligations	4,519,893	-	4,519,893	-
Total Investments in Securities:	$ 8,299,716,786	$ 8,295,196,893	$ 4,519,893	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 273,120	$ 273,120	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $6,523,277,105. Net unrealized appreciation aggregated $1,776,439,681, of which $1,840,186,070 related to appreciated investment securities and $63,746,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

June 30, 2014

1.803291.110

FAA-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,303,734	$ 23,428,978
Fidelity Consumer Discretionary Central Fund (c)	1,647,259	358,097,657
Fidelity Consumer Staples Central Fund (c)	1,276,866	259,650,715
Fidelity Emerging Markets Equity Central Fund (c)	560,315	124,092,992
Fidelity Energy Central Fund (c)	1,526,519	262,683,383
Fidelity Financials Central Fund (c)	6,853,053	569,899,858
Fidelity Health Care Central Fund (c)	1,393,033	406,904,999
Fidelity Industrials Central Fund (c)	1,443,595	330,309,027
Fidelity Information Technology Central Fund (c)	2,148,376	561,477,976
Fidelity International Equity Central Fund (c)	13,265,582	1,124,921,333
Fidelity Materials Central Fund (c)	514,088	122,887,641
Fidelity Telecom Services Central Fund (c)	366,393	61,209,635
Fidelity Utilities Central Fund (c)	749,918	122,274,118
TOTAL EQUITY CENTRAL FUNDS (Cost $2,766,678,263)		4,327,838,312
Fixed-Income Central Funds - 43.4%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	3,990,125	41,696,808
Fidelity Floating Rate Central Fund (c)	2,209,908	240,460,073
Fidelity High Income Central Fund 1 (c)	1,540,084	162,463,416
TOTAL HIGH YIELD FIXED-INCOME FUNDS		444,620,297
Investment Grade Fixed-Income Funds - 38.0%
Fidelity Inflation-Protected Bond Index Central Fund (c)	786,431	79,492,421
Fidelity Investment Grade Bond Central Fund (c)	28,529,936	3,074,671,242
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,154,163,663
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,383,472,915)		3,598,783,960
Money Market Central Funds - 4.4%

Fidelity Cash Central Fund, 0.11% (a)	313,339,201	313,339,201
Fidelity Money Market Central Fund, 0.25% (a)	55,235,420	55,235,420
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $368,574,621)		368,574,621
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 to 8/21/14 (b) (Cost $4,519,820)	$ 4,520,000	$ 4,519,893
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,523,245,619)	8,299,716,786
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,026,651)
NET ASSETS - 100%	$ 8,297,690,135
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
616 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 60,642,120	$ 273,120

The face value of futures purchased as a percentage of net assets is 0.7%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,414,904.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 182,168
Fidelity Commodity Strategy Central Fund	-
Fidelity Consumer Discretionary Central Fund	2,686,829
Fidelity Consumer Staples Central Fund	4,799,521
Fidelity Emerging Markets Debt Central Fund	1,750,322
Fidelity Emerging Markets Equity Central Fund	1,136,194
Fidelity Energy Central Fund	2,748,100
Fidelity Financials Central Fund	6,574,509
Fidelity Floating Rate Central Fund	8,179,140
Fidelity Health Care Central Fund	1,431,034
Fidelity High Income Central Fund 1	7,060,666
Fidelity Industrials Central Fund	3,455,243
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	2,425,383
Fidelity International Equity Central Fund	29,118,081
Fidelity Investment Grade Bond Central Fund	59,682,332
Fidelity Materials Central Fund	1,314,786
Fidelity Money Market Central Fund	100,780
Fidelity Telecom Services Central Fund	2,177,267
Fidelity Utilities Central Fund	2,091,553
Total	$ 136,913,956
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 24,158,237	$ 128,313	$ 23,428,978	6.1%
Fidelity Consumer Discretionary Central Fund	368,560,570	10,456,456	55,396,501	358,097,657	25.4%
Fidelity Consumer Staples Central Fund	258,773,766	10,391,791	37,896,725	259,650,715	23.3%
Fidelity Emerging Markets Debt Central Fund	36,891,425	4,502,136	950,605	41,696,808	32.3%
Fidelity Emerging Markets Equity Central Fund	78,408,818	41,243,506	5,829,500	124,092,992	36.5%
Fidelity Energy Central Fund	276,275,508	8,477,558	66,271,561	262,683,383	22.9%
Fidelity Financials Central Fund	539,003,304	30,581,302	68,568,714	569,899,858	25.3%
Fidelity Floating Rate Central Fund	179,583,040	61,502,269	5,477,502	240,460,073	17.0%
Fidelity Health Care Central Fund	374,363,101	7,526,333	75,888,709	406,904,999	24.6%
Fidelity High Income Central Fund 1	149,804,934	10,330,691	3,823,796	162,463,416	34.8%
Fidelity Industrials Central Fund	328,283,346	10,488,089	54,149,646	330,309,027	25.3%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	1,877,947	35,639,422	79,492,421	36.4%
Fidelity Information Technology Central Fund	530,928,191	11,233,812	65,589,341	561,477,976	24.5%
Fidelity International Equity Central Fund	972,640,958	92,006,674	26,001,148	1,124,921,333	34.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	272,278,218	205,075,871	3,074,671,242	40.4%
Fidelity Materials Central Fund	110,303,999	3,802,922	7,513,564	122,887,641	25.7%
Fidelity Telecom Services Central Fund	73,845,562	3,591,050	19,909,603	61,209,635	22.2%
Fidelity Utilities Central Fund	108,198,241	4,449,048	16,273,880	122,274,118	25.3%
Total	$ 7,435,954,232	$ 608,898,039	$ 750,384,401	$ 7,926,622,272
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,327,838,312	$ 4,327,838,312	$ -	$ -
Fixed-Income Central Funds	3,598,783,960	3,598,783,960	-	-
Money Market Central Funds	368,574,621	368,574,621	-	-
U.S. Treasury Obligations	4,519,893	-	4,519,893	-
Total Investments in Securities:	$ 8,299,716,786	$ 8,295,196,893	$ 4,519,893	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 273,120	$ 273,120	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $6,523,277,105. Net unrealized appreciation aggregated $1,776,439,681, of which $1,840,186,070 related to appreciated investment securities and $63,746,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849978.106

ASAN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	357,346	$ 3,634,207
Fidelity Consumer Discretionary Central Fund (c)	304,856	66,272,735
Fidelity Consumer Staples Central Fund (c)	236,153	48,021,732
Fidelity Emerging Markets Equity Central Fund (c)	87,077	19,284,846
Fidelity Energy Central Fund (c)	285,198	49,076,879
Fidelity Financials Central Fund (c)	1,267,762	105,427,105
Fidelity Health Care Central Fund (c)	257,418	75,191,829
Fidelity Industrials Central Fund (c)	267,120	61,119,660
Fidelity Information Technology Central Fund (c)	396,188	103,543,660
Fidelity International Equity Central Fund (c)	2,623,391	222,463,581
Fidelity Materials Central Fund (c)	95,072	22,726,021
Fidelity Telecom Services Central Fund (c)	69,354	11,586,279
Fidelity Utilities Central Fund (c)	138,545	22,589,761
TOTAL EQUITY CENTRAL FUNDS (Cost $586,876,574)		810,938,295
Fixed-Income Central Funds - 34.9%

High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (c)	614,886	6,425,554
Fidelity Floating Rate Central Fund (c)	113,953	12,399,269
Fidelity High Income Central Fund 1 (c)	231,555	24,426,695
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,251,518
Investment Grade Fixed-Income Funds - 31.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	121,954	12,327,111
Fidelity Investment Grade Bond Central Fund (c)	3,660,349	394,475,792
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		406,802,903
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $434,190,497)		450,054,421
Money Market Central Funds - 2.3%

Fidelity Cash Central Fund, 0.11% (a) (Cost $29,468,653)	29,468,653	29,468,653
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 to 8/21/14 (b) (Cost $579,983)	$ 580,000	$ 579,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,051,115,707)	1,291,041,359
NET OTHER ASSETS (LIABILITIES) - 0.0%	(436,995)
NET ASSETS - 100%	$ 1,290,604,364
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
72 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 7,088,040	$ 31,923

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $579,990.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,443
Fidelity Consumer Discretionary Central Fund	459,514
Fidelity Consumer Staples Central Fund	825,340
Fidelity Emerging Markets Debt Central Fund	66,885
Fidelity Emerging Markets Equity Central Fund	168,104
Fidelity Energy Central Fund	462,848
Fidelity Financials Central Fund	1,110,002
Fidelity Floating Rate Central Fund	398,740
Fidelity Health Care Central Fund	242,427
Fidelity High Income Central Fund 1	966,790
Fidelity Industrials Central Fund	586,323
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	414,281
Fidelity International Equity Central Fund	5,339,653
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	6,971,024
Fidelity Materials Central Fund	223,710
Fidelity Telecom Services Central Fund	380,612
Fidelity Utilities Central Fund	354,359
Total	$ 18,993,059
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 3,745,316	$ 19,901	$ 3,634,207	1.0%
Fidelity Consumer Discretionary Central Fund	54,383,479	14,818,197	8,535,401	66,272,735	4.7%
Fidelity Consumer Staples Central Fund	37,854,168	10,906,598	5,572,074	48,021,732	4.3%
Fidelity Emerging Markets Debt Central Fund	230,105	6,070,658	33,168	6,425,554	5.0%
Fidelity Emerging Markets Equity Central Fund	9,601,863	8,464,229	283,818	19,284,846	5.7%
Fidelity Energy Central Fund	39,548,051	10,185,542	8,557,628	49,076,879	4.3%
Fidelity Financials Central Fund	78,429,059	24,207,286	8,409,123	105,427,105	4.7%
Fidelity Floating Rate Central Fund	8,569,419	3,785,072	190,485	12,399,269	0.9%
Fidelity Health Care Central Fund	55,012,491	12,339,838	8,958,169	75,191,829	4.5%
Fidelity High Income Central Fund 1	17,983,947	6,067,841	441,161	24,426,695	5.2%
Fidelity Industrials Central Fund	48,012,932	13,598,150	7,958,833	61,119,660	4.7%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	2,993,440	190,478	12,327,111	5.6%
Fidelity Information Technology Central Fund	75,954,652	17,106,052	3,973,309	103,543,660	4.5%
Fidelity International Equity Central Fund	148,297,764	62,931,691	3,704,562	222,463,581	6.9%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	117,618,307	25,897,046	394,475,792	5.2%
Fidelity Materials Central Fund	16,151,992	4,741,676	895,626	22,726,021	4.8%
Fidelity Telecom Services Central Fund	10,827,307	2,998,022	2,863,337	11,586,279	4.2%
Fidelity Utilities Central Fund	15,905,360	4,737,146	2,500,282	22,589,761	4.7%
Total	$ 920,172,969	$ 327,315,061	$ 88,984,401	$ 1,260,992,716
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 810,938,295	$ 810,938,295	$ -	$ -
Fixed-Income Central Funds	450,054,421	450,054,421	-	-
Money Market Central Funds	29,468,653	29,468,653	-	-
U.S. Treasury Obligations	579,990	-	579,990	-
Total Investments in Securities:	$ 1,291,041,359	$ 1,290,461,369	$ 579,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 31,923	$ 31,923	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,051,115,905. Net unrealized appreciation aggregated $239,925,454, of which $240,114,905 related to appreciated investment securities and $189,451 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

June 30, 2014

1.849912.106

SAN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	357,346	$ 3,634,207
Fidelity Consumer Discretionary Central Fund (c)	304,856	66,272,735
Fidelity Consumer Staples Central Fund (c)	236,153	48,021,732
Fidelity Emerging Markets Equity Central Fund (c)	87,077	19,284,846
Fidelity Energy Central Fund (c)	285,198	49,076,879
Fidelity Financials Central Fund (c)	1,267,762	105,427,105
Fidelity Health Care Central Fund (c)	257,418	75,191,829
Fidelity Industrials Central Fund (c)	267,120	61,119,660
Fidelity Information Technology Central Fund (c)	396,188	103,543,660
Fidelity International Equity Central Fund (c)	2,623,391	222,463,581
Fidelity Materials Central Fund (c)	95,072	22,726,021
Fidelity Telecom Services Central Fund (c)	69,354	11,586,279
Fidelity Utilities Central Fund (c)	138,545	22,589,761
TOTAL EQUITY CENTRAL FUNDS (Cost $586,876,574)		810,938,295
Fixed-Income Central Funds - 34.9%

High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (c)	614,886	6,425,554
Fidelity Floating Rate Central Fund (c)	113,953	12,399,269
Fidelity High Income Central Fund 1 (c)	231,555	24,426,695
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,251,518
Investment Grade Fixed-Income Funds - 31.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	121,954	12,327,111
Fidelity Investment Grade Bond Central Fund (c)	3,660,349	394,475,792
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		406,802,903
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $434,190,497)		450,054,421
Money Market Central Funds - 2.3%

Fidelity Cash Central Fund, 0.11% (a) (Cost $29,468,653)	29,468,653	29,468,653
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 to 8/21/14 (b) (Cost $579,983)	$ 580,000	$ 579,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,051,115,707)	1,291,041,359
NET OTHER ASSETS (LIABILITIES) - 0.0%	(436,995)
NET ASSETS - 100%	$ 1,290,604,364
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
72 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	$ 7,088,040	$ 31,923

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $579,990.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,443
Fidelity Consumer Discretionary Central Fund	459,514
Fidelity Consumer Staples Central Fund	825,340
Fidelity Emerging Markets Debt Central Fund	66,885
Fidelity Emerging Markets Equity Central Fund	168,104
Fidelity Energy Central Fund	462,848
Fidelity Financials Central Fund	1,110,002
Fidelity Floating Rate Central Fund	398,740
Fidelity Health Care Central Fund	242,427
Fidelity High Income Central Fund 1	966,790
Fidelity Industrials Central Fund	586,323
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	414,281
Fidelity International Equity Central Fund	5,339,653
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	6,971,024
Fidelity Materials Central Fund	223,710
Fidelity Telecom Services Central Fund	380,612
Fidelity Utilities Central Fund	354,359
Total	$ 18,993,059
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 3,745,316	$ 19,901	$ 3,634,207	1.0%
Fidelity Consumer Discretionary Central Fund	54,383,479	14,818,197	8,535,401	66,272,735	4.7%
Fidelity Consumer Staples Central Fund	37,854,168	10,906,598	5,572,074	48,021,732	4.3%
Fidelity Emerging Markets Debt Central Fund	230,105	6,070,658	33,168	6,425,554	5.0%
Fidelity Emerging Markets Equity Central Fund	9,601,863	8,464,229	283,818	19,284,846	5.7%
Fidelity Energy Central Fund	39,548,051	10,185,542	8,557,628	49,076,879	4.3%
Fidelity Financials Central Fund	78,429,059	24,207,286	8,409,123	105,427,105	4.7%
Fidelity Floating Rate Central Fund	8,569,419	3,785,072	190,485	12,399,269	0.9%
Fidelity Health Care Central Fund	55,012,491	12,339,838	8,958,169	75,191,829	4.5%
Fidelity High Income Central Fund 1	17,983,947	6,067,841	441,161	24,426,695	5.2%
Fidelity Industrials Central Fund	48,012,932	13,598,150	7,958,833	61,119,660	4.7%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	2,993,440	190,478	12,327,111	5.6%
Fidelity Information Technology Central Fund	75,954,652	17,106,052	3,973,309	103,543,660	4.5%
Fidelity International Equity Central Fund	148,297,764	62,931,691	3,704,562	222,463,581	6.9%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	117,618,307	25,897,046	394,475,792	5.2%
Fidelity Materials Central Fund	16,151,992	4,741,676	895,626	22,726,021	4.8%
Fidelity Telecom Services Central Fund	10,827,307	2,998,022	2,863,337	11,586,279	4.2%
Fidelity Utilities Central Fund	15,905,360	4,737,146	2,500,282	22,589,761	4.7%
Total	$ 920,172,969	$ 327,315,061	$ 88,984,401	$ 1,260,992,716
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 810,938,295	$ 810,938,295	$ -	$ -
Fixed-Income Central Funds	450,054,421	450,054,421	-	-
Money Market Central Funds	29,468,653	29,468,653	-	-
U.S. Treasury Obligations	579,990	-	579,990	-
Total Investments in Securities:	$ 1,291,041,359	$ 1,290,461,369	$ 579,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 31,923	$ 31,923	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,051,115,905. Net unrealized appreciation aggregated $239,925,454, of which $240,114,905 related to appreciated investment securities and $189,451 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset
Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 70%

1.873072.105

AAM70-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 72.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,130,579	$ 11,497,984
Fidelity Consumer Discretionary Central Fund (c)	1,098,871	238,883,475
Fidelity Consumer Staples Central Fund (c)	851,575	173,167,690
Fidelity Emerging Markets Equity Central Fund (c)	423,962	93,894,827
Fidelity Energy Central Fund (c)	1,073,966	184,808,136
Fidelity Financials Central Fund (c)	4,571,292	380,148,663
Fidelity Health Care Central Fund (c)	928,932	271,341,058
Fidelity Industrials Central Fund (c)	962,942	220,330,717
Fidelity Information Technology Central Fund (c)	1,432,929	374,496,046
Fidelity International Equity Central Fund (c)	9,839,617	834,399,507
Fidelity Materials Central Fund (c)	342,858	81,956,693
Fidelity Telecom Services Central Fund (c)	243,759	40,722,391
Fidelity Utilities Central Fund (c)	500,074	81,537,124
TOTAL EQUITY CENTRAL FUNDS (Cost $2,136,907,873)		2,987,184,311
Fixed-Income Central Funds - 24.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	1,946,855	20,344,635
Fidelity Floating Rate Central Fund (c)	358,860	39,047,607
Fidelity High Income Central Fund 1 (c)	717,714	75,711,657
TOTAL HIGH YIELD FIXED-INCOME FUNDS		135,103,899
Investment Grade Fixed-Income Funds - 21.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	383,842	38,798,718
Fidelity Investment Grade Bond Central Fund (c)	7,853,945	846,419,622
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		885,218,340
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $980,105,963)		1,020,322,239
Money Market Central Funds - 2.3%

Fidelity Cash Central Fund, 0.11% (a)	93,782,032	93,782,032
Fidelity Money Market Central Fund, 0.25% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $93,782,036)		93,782,036
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 (b) (Cost $1,689,974)	$ 1,690,000	$ 1,689,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,212,485,846)	4,102,978,576
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,165,347)
NET ASSETS - 100%	$ 4,101,813,229
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
82 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 8,004,840	$ 119,670
145 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	14,274,525	64,290
TOTAL EQUITY INDEX CONTRACTS		$ 22,279,365	$ 183,960

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,185,993.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,849
Fidelity Commodity Strategy Central Fund	-
Fidelity Consumer Discretionary Central Fund	1,750,399
Fidelity Consumer Staples Central Fund	3,126,469
Fidelity Emerging Markets Debt Central Fund	216,730
Fidelity Emerging Markets Equity Central Fund	976,690
Fidelity Energy Central Fund	1,792,108
Fidelity Financials Central Fund	4,268,645
Fidelity Floating Rate Central Fund	1,341,294
Fidelity Health Care Central Fund	929,020
Fidelity High Income Central Fund 1	3,227,513
Fidelity Industrials Central Fund	2,246,658
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	1,581,003
Fidelity International Equity Central Fund	21,509,403
Fidelity Investment Grade Bond Central Fund	15,761,352
Fidelity Materials Central Fund	855,484
Fidelity Money Market Central Fund	-
Fidelity Telecom Services Central Fund	1,423,059
Fidelity Utilities Central Fund	1,360,079
Total	$ 62,437,770
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 11,843,317	$ 51,891	$ 11,497,984	3.0%
Fidelity Consumer Discretionary Central Fund	227,938,538	15,998,002	27,532,583	238,883,475	17.0%
Fidelity Consumer Staples Central Fund	162,880,225	13,198,819	21,407,553	173,167,690	15.6%
Fidelity Emerging Markets Debt Central Fund	819,578	19,105,239	86,485	20,344,635	15.8%
Fidelity Emerging Markets Equity Central Fund	71,484,816	15,485,334	1,695,483	93,894,827	27.6%
Fidelity Energy Central Fund	174,318,405	12,058,386	30,683,851	184,808,136	16.1%
Fidelity Financials Central Fund	335,257,378	33,438,419	33,207,660	380,148,663	16.9%
Fidelity Floating Rate Central Fund	31,751,293	7,338,432	844,616	39,047,607	2.8%
Fidelity Health Care Central Fund	237,753,589	11,889,526	43,782,590	271,341,058	16.4%
Fidelity High Income Central Fund 1	66,998,274	7,607,116	1,689,232	75,711,657	16.2%
Fidelity Industrials Central Fund	208,546,366	15,160,229	32,920,811	220,330,717	16.9%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	4,191,705	844,616	38,798,718	17.7%
Fidelity Information Technology Central Fund	332,113,147	17,198,934	30,406,568	374,496,046	16.3%
Fidelity International Equity Central Fund	670,471,195	119,366,533	17,497,988	834,399,507	25.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	191,602,241	86,175,159	846,419,622	11.1%
Fidelity Materials Central Fund	70,764,373	5,422,568	4,810,907	81,956,693	17.2%
Fidelity Telecom Services Central Fund	48,293,094	4,023,815	13,969,615	40,722,391	14.8%
Fidelity Utilities Central Fund	67,469,038	5,688,536	8,523,180	81,537,124	16.9%
Total	$ 3,463,635,482	$ 510,617,151	$ 356,130,788	$ 4,007,506,550
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,987,184,311	$ 2,987,184,311	$ -	$ -
Fixed-Income Central Funds	1,020,322,239	1,020,322,239	-	-
Money Market Central Funds	93,782,036	93,782,036	-	-
U.S. Treasury Obligations	1,689,990	-	1,689,990	-
Total Investments in Securities:	$ 4,102,978,576	$ 4,101,288,586	$ 1,689,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 183,960	$ 183,960	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $3,212,489,354. Net unrealized appreciation aggregated $890,489,222, of which $973,259,671 related to appreciated investment securities and $82,770,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

June 30, 2014

1.818368.109

AMG-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 72.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,130,579	$ 11,497,984
Fidelity Consumer Discretionary Central Fund (c)	1,098,871	238,883,475
Fidelity Consumer Staples Central Fund (c)	851,575	173,167,690
Fidelity Emerging Markets Equity Central Fund (c)	423,962	93,894,827
Fidelity Energy Central Fund (c)	1,073,966	184,808,136
Fidelity Financials Central Fund (c)	4,571,292	380,148,663
Fidelity Health Care Central Fund (c)	928,932	271,341,058
Fidelity Industrials Central Fund (c)	962,942	220,330,717
Fidelity Information Technology Central Fund (c)	1,432,929	374,496,046
Fidelity International Equity Central Fund (c)	9,839,617	834,399,507
Fidelity Materials Central Fund (c)	342,858	81,956,693
Fidelity Telecom Services Central Fund (c)	243,759	40,722,391
Fidelity Utilities Central Fund (c)	500,074	81,537,124
TOTAL EQUITY CENTRAL FUNDS (Cost $2,136,907,873)		2,987,184,311
Fixed-Income Central Funds - 24.9%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	1,946,855	20,344,635
Fidelity Floating Rate Central Fund (c)	358,860	39,047,607
Fidelity High Income Central Fund 1 (c)	717,714	75,711,657
TOTAL HIGH YIELD FIXED-INCOME FUNDS		135,103,899
Investment Grade Fixed-Income Funds - 21.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	383,842	38,798,718
Fidelity Investment Grade Bond Central Fund (c)	7,853,945	846,419,622
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		885,218,340
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $980,105,963)		1,020,322,239
Money Market Central Funds - 2.3%

Fidelity Cash Central Fund, 0.11% (a)	93,782,032	93,782,032
Fidelity Money Market Central Fund, 0.25% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $93,782,036)		93,782,036
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 (b) (Cost $1,689,974)	$ 1,690,000	$ 1,689,990
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,212,485,846)	4,102,978,576
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,165,347)
NET ASSETS - 100%	$ 4,101,813,229
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
82 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 8,004,840	$ 119,670
145 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	14,274,525	64,290
TOTAL EQUITY INDEX CONTRACTS		$ 22,279,365	$ 183,960

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,185,993.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,849
Fidelity Commodity Strategy Central Fund	-
Fidelity Consumer Discretionary Central Fund	1,750,399
Fidelity Consumer Staples Central Fund	3,126,469
Fidelity Emerging Markets Debt Central Fund	216,730
Fidelity Emerging Markets Equity Central Fund	976,690
Fidelity Energy Central Fund	1,792,108
Fidelity Financials Central Fund	4,268,645
Fidelity Floating Rate Central Fund	1,341,294
Fidelity Health Care Central Fund	929,020
Fidelity High Income Central Fund 1	3,227,513
Fidelity Industrials Central Fund	2,246,658
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	1,581,003
Fidelity International Equity Central Fund	21,509,403
Fidelity Investment Grade Bond Central Fund	15,761,352
Fidelity Materials Central Fund	855,484
Fidelity Money Market Central Fund	-
Fidelity Telecom Services Central Fund	1,423,059
Fidelity Utilities Central Fund	1,360,079
Total	$ 62,437,770
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 11,843,317	$ 51,891	$ 11,497,984	3.0%
Fidelity Consumer Discretionary Central Fund	227,938,538	15,998,002	27,532,583	238,883,475	17.0%
Fidelity Consumer Staples Central Fund	162,880,225	13,198,819	21,407,553	173,167,690	15.6%
Fidelity Emerging Markets Debt Central Fund	819,578	19,105,239	86,485	20,344,635	15.8%
Fidelity Emerging Markets Equity Central Fund	71,484,816	15,485,334	1,695,483	93,894,827	27.6%
Fidelity Energy Central Fund	174,318,405	12,058,386	30,683,851	184,808,136	16.1%
Fidelity Financials Central Fund	335,257,378	33,438,419	33,207,660	380,148,663	16.9%
Fidelity Floating Rate Central Fund	31,751,293	7,338,432	844,616	39,047,607	2.8%
Fidelity Health Care Central Fund	237,753,589	11,889,526	43,782,590	271,341,058	16.4%
Fidelity High Income Central Fund 1	66,998,274	7,607,116	1,689,232	75,711,657	16.2%
Fidelity Industrials Central Fund	208,546,366	15,160,229	32,920,811	220,330,717	16.9%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	4,191,705	844,616	38,798,718	17.7%
Fidelity Information Technology Central Fund	332,113,147	17,198,934	30,406,568	374,496,046	16.3%
Fidelity International Equity Central Fund	670,471,195	119,366,533	17,497,988	834,399,507	25.7%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	191,602,241	86,175,159	846,419,622	11.1%
Fidelity Materials Central Fund	70,764,373	5,422,568	4,810,907	81,956,693	17.2%
Fidelity Telecom Services Central Fund	48,293,094	4,023,815	13,969,615	40,722,391	14.8%
Fidelity Utilities Central Fund	67,469,038	5,688,536	8,523,180	81,537,124	16.9%
Total	$ 3,463,635,482	$ 510,617,151	$ 356,130,788	$ 4,007,506,550
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,987,184,311	$ 2,987,184,311	$ -	$ -
Fixed-Income Central Funds	1,020,322,239	1,020,322,239	-	-
Money Market Central Funds	93,782,036	93,782,036	-	-
U.S. Treasury Obligations	1,689,990	-	1,689,990	-
Total Investments in Securities:	$ 4,102,978,576	$ 4,101,288,586	$ 1,689,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 183,960	$ 183,960	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $3,212,489,354. Net unrealized appreciation aggregated $890,489,222, of which $973,259,671 related to appreciated investment securities and $82,770,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.851908.107

AAM85-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	440,938	$ 4,484,340
Fidelity Consumer Discretionary Central Fund (c)	525,213	114,176,068
Fidelity Consumer Staples Central Fund (c)	407,177	82,799,455
Fidelity Emerging Markets Equity Central Fund (c)	165,953	36,753,570
Fidelity Energy Central Fund (c)	513,559	88,373,262
Fidelity Financials Central Fund (c)	2,182,617	181,506,403
Fidelity Health Care Central Fund (c)	443,657	129,592,285
Fidelity Industrials Central Fund (c)	460,277	105,315,987
Fidelity Information Technology Central Fund (c)	677,736	177,126,222
Fidelity International Equity Central Fund (c)	4,596,252	389,762,208
Fidelity Materials Central Fund (c)	162,718	38,896,121
Fidelity Telecom Services Central Fund (c)	117,198	19,579,073
Fidelity Utilities Central Fund (c)	239,676	39,079,242
TOTAL EQUITY CENTRAL FUNDS (Cost $1,051,313,179)		1,407,444,236
Fixed-Income Central Funds - 12.0%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	758,871	7,930,207
Fidelity Floating Rate Central Fund (c)	139,433	15,171,731
Fidelity High Income Central Fund 1 (c)	285,356	30,102,245
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,204,183
Investment Grade Fixed-Income Funds - 8.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	76,995	7,782,697
Fidelity Investment Grade Bond Central Fund (c)	1,224,424	131,956,183
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		139,738,880
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $190,148,084)		192,943,063
Money Market Central Funds - 0.5%

Fidelity Cash Central Fund, 0.11% (a) (Cost $7,459,830)	7,459,830	7,459,830
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 to 8/21/14 (b) (Cost $559,990)	$ 560,000	$ 559,996
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,249,481,083)	1,608,407,125
NET OTHER ASSETS (LIABILITIES) - 0.0%	(618,975)
NET ASSETS - 100%	$ 1,607,788,150
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
31 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 3,026,220	$ 45,241
50 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	4,922,250	22,169
TOTAL EQUITY INDEX CONTRACTS		$ 7,948,470	$ 67,410

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $559,996.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,099
Fidelity Consumer Discretionary Central Fund	805,800
Fidelity Consumer Staples Central Fund	1,444,511
Fidelity Emerging Markets Debt Central Fund	72,399
Fidelity Emerging Markets Equity Central Fund	368,533
Fidelity Energy Central Fund	818,768
Fidelity Financials Central Fund	1,951,804
Fidelity Floating Rate Central Fund	507,682
Fidelity Health Care Central Fund	426,114
Fidelity High Income Central Fund 1	1,218,321
Fidelity Industrials Central Fund	1,030,775
Fidelity Information Technology Central Fund	724,819
Fidelity International Equity Central Fund	9,876,943
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,122,472
Fidelity Materials Central Fund	392,340
Fidelity Telecom Services Central Fund	664,361
Fidelity Utilities Central Fund	619,285
Total	$ 23,067,026
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 4,624,155	$ 26,055	$ 4,484,340	1.2%
Fidelity Consumer Discretionary Central Fund	98,356,481	18,507,130	12,656,566	114,176,068	8.1%
Fidelity Consumer Staples Central Fund	68,668,244	13,915,733	8,224,593	82,799,455	7.4%
Fidelity Emerging Markets Debt Central Fund	-	7,778,990	43,425	7,930,207	6.1%
Fidelity Emerging Markets Equity Central Fund	24,899,756	9,585,269	964,073	36,753,570	10.8%
Fidelity Energy Central Fund	73,469,570	13,341,104	12,101,237	88,373,262	7.7%
Fidelity Financials Central Fund	141,629,698	31,742,230	11,859,889	181,506,403	8.1%
Fidelity Floating Rate Central Fund	11,754,925	3,594,690	480,362	15,171,731	1.1%
Fidelity Health Care Central Fund	100,694,951	15,097,182	16,114,539	129,592,285	7.8%
Fidelity High Income Central Fund 1	17,292,490	12,713,486	915,642	30,102,245	6.5%
Fidelity Industrials Central Fund	88,634,642	17,055,854	13,586,731	105,315,987	8.1%
Fidelity Inflation-Protected Bond Index Central Fund	-	7,660,591	43,424	7,782,697	3.6%
Fidelity Information Technology Central Fund	139,296,157	21,555,940	9,102,269	177,126,222	7.7%
Fidelity International Equity Central Fund	276,208,342	98,004,415	11,576,714	389,762,208	12.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	86,211,810	58,519,941	131,956,183	1.7%
Fidelity Materials Central Fund	29,946,443	6,056,136	1,900,039	38,896,121	8.1%
Fidelity Telecom Services Central Fund	20,640,609	3,913,201	6,047,827	19,579,073	7.1%
Fidelity Utilities Central Fund	28,227,225	5,987,716	2,885,856	39,079,242	8.1%
Total	$ 1,221,121,910	$ 377,345,632	$ 167,049,182	$ 1,600,387,299
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,407,444,236	$ 1,407,444,236	$ -	$ -
Fixed-Income Central Funds	192,943,063	192,943,063	-	-
Money Market Central Funds	7,459,830	7,459,830	-	-
U.S. Treasury Obligations	559,996	-	559,996	-
Total Investments in Securities:	$ 1,608,407,125	$ 1,607,847,129	$ 559,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 67,410	$ 67,410	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,249,481,464. Net unrealized appreciation aggregated $358,925,661, of which $378,542,140 related to appreciated investment securities and $19,616,479 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

June 30, 2014

1.803292.110

AGG-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	440,938	$ 4,484,340
Fidelity Consumer Discretionary Central Fund (c)	525,213	114,176,068
Fidelity Consumer Staples Central Fund (c)	407,177	82,799,455
Fidelity Emerging Markets Equity Central Fund (c)	165,953	36,753,570
Fidelity Energy Central Fund (c)	513,559	88,373,262
Fidelity Financials Central Fund (c)	2,182,617	181,506,403
Fidelity Health Care Central Fund (c)	443,657	129,592,285
Fidelity Industrials Central Fund (c)	460,277	105,315,987
Fidelity Information Technology Central Fund (c)	677,736	177,126,222
Fidelity International Equity Central Fund (c)	4,596,252	389,762,208
Fidelity Materials Central Fund (c)	162,718	38,896,121
Fidelity Telecom Services Central Fund (c)	117,198	19,579,073
Fidelity Utilities Central Fund (c)	239,676	39,079,242
TOTAL EQUITY CENTRAL FUNDS (Cost $1,051,313,179)		1,407,444,236
Fixed-Income Central Funds - 12.0%

High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (c)	758,871	7,930,207
Fidelity Floating Rate Central Fund (c)	139,433	15,171,731
Fidelity High Income Central Fund 1 (c)	285,356	30,102,245
TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,204,183
Investment Grade Fixed-Income Funds - 8.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	76,995	7,782,697
Fidelity Investment Grade Bond Central Fund (c)	1,224,424	131,956,183
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		139,738,880
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $190,148,084)		192,943,063
Money Market Central Funds - 0.5%

Fidelity Cash Central Fund, 0.11% (a) (Cost $7,459,830)	7,459,830	7,459,830
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 7/17/14 to 8/21/14 (b) (Cost $559,990)	$ 560,000	$ 559,996
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,249,481,083)	1,608,407,125
NET OTHER ASSETS (LIABILITIES) - 0.0%	(618,975)
NET ASSETS - 100%	$ 1,607,788,150
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
31 CME E-mini S&P 500 Index Contracts	Sept. 2014	$ 3,026,220	$ 45,241
50 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2014	4,922,250	22,169
TOTAL EQUITY INDEX CONTRACTS		$ 7,948,470	$ 67,410

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $559,996.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,099
Fidelity Consumer Discretionary Central Fund	805,800
Fidelity Consumer Staples Central Fund	1,444,511
Fidelity Emerging Markets Debt Central Fund	72,399
Fidelity Emerging Markets Equity Central Fund	368,533
Fidelity Energy Central Fund	818,768
Fidelity Financials Central Fund	1,951,804
Fidelity Floating Rate Central Fund	507,682
Fidelity Health Care Central Fund	426,114
Fidelity High Income Central Fund 1	1,218,321
Fidelity Industrials Central Fund	1,030,775
Fidelity Information Technology Central Fund	724,819
Fidelity International Equity Central Fund	9,876,943
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,122,472
Fidelity Materials Central Fund	392,340
Fidelity Telecom Services Central Fund	664,361
Fidelity Utilities Central Fund	619,285
Total	$ 23,067,026
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 4,624,155	$ 26,055	$ 4,484,340	1.2%
Fidelity Consumer Discretionary Central Fund	98,356,481	18,507,130	12,656,566	114,176,068	8.1%
Fidelity Consumer Staples Central Fund	68,668,244	13,915,733	8,224,593	82,799,455	7.4%
Fidelity Emerging Markets Debt Central Fund	-	7,778,990	43,425	7,930,207	6.1%
Fidelity Emerging Markets Equity Central Fund	24,899,756	9,585,269	964,073	36,753,570	10.8%
Fidelity Energy Central Fund	73,469,570	13,341,104	12,101,237	88,373,262	7.7%
Fidelity Financials Central Fund	141,629,698	31,742,230	11,859,889	181,506,403	8.1%
Fidelity Floating Rate Central Fund	11,754,925	3,594,690	480,362	15,171,731	1.1%
Fidelity Health Care Central Fund	100,694,951	15,097,182	16,114,539	129,592,285	7.8%
Fidelity High Income Central Fund 1	17,292,490	12,713,486	915,642	30,102,245	6.5%
Fidelity Industrials Central Fund	88,634,642	17,055,854	13,586,731	105,315,987	8.1%
Fidelity Inflation-Protected Bond Index Central Fund	-	7,660,591	43,424	7,782,697	3.6%
Fidelity Information Technology Central Fund	139,296,157	21,555,940	9,102,269	177,126,222	7.7%
Fidelity International Equity Central Fund	276,208,342	98,004,415	11,576,714	389,762,208	12.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	86,211,810	58,519,941	131,956,183	1.7%
Fidelity Materials Central Fund	29,946,443	6,056,136	1,900,039	38,896,121	8.1%
Fidelity Telecom Services Central Fund	20,640,609	3,913,201	6,047,827	19,579,073	7.1%
Fidelity Utilities Central Fund	28,227,225	5,987,716	2,885,856	39,079,242	8.1%
Total	$ 1,221,121,910	$ 377,345,632	$ 167,049,182	$ 1,600,387,299
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,407,444,236	$ 1,407,444,236	$ -	$ -
Fixed-Income Central Funds	192,943,063	192,943,063	-	-
Money Market Central Funds	7,459,830	7,459,830	-	-
U.S. Treasury Obligations	559,996	-	559,996	-
Total Investments in Securities:	$ 1,608,407,125	$ 1,607,847,129	$ 559,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 67,410	$ 67,410	$ -	$ -
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,249,481,464. Net unrealized appreciation aggregated $358,925,661, of which $378,542,140 related to appreciated investment securities and $19,616,479 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

June 30, 2014

1.861616.106

BMO-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	7,748	$ 1,684,316
Fidelity Consumer Staples Central Fund (a)	5,952	1,210,262
Fidelity Energy Central Fund (a)	7,622	1,311,567
Fidelity Financials Central Fund (a)	32,194	2,677,272
Fidelity Health Care Central Fund (a)	6,369	1,860,428
Fidelity Industrials Central Fund (a)	6,809	1,558,053
Fidelity Information Technology Central Fund (a)	9,853	2,575,148
Fidelity Materials Central Fund (a)	2,371	566,762
Fidelity Telecom Services Central Fund (a)	2,064	344,795
Fidelity Utilities Central Fund (a)	3,287	535,941
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $11,370,414)		14,324,544
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(22,055)
NET ASSETS - 100%		$ 14,302,489
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 10,478
Fidelity Consumer Staples Central Fund	18,844
Fidelity Energy Central Fund	10,805
Fidelity Financials Central Fund	25,045
Fidelity Health Care Central Fund	5,427
Fidelity Industrials Central Fund	13,071
Fidelity Information Technology Central Fund	9,394
Fidelity Materials Central Fund	5,019
Fidelity Telecom Services Central Fund	9,906
Fidelity Utilities Central Fund	7,809
Total	$ 115,798
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 926,450	$ 772,122	$ 136,478	$ 1,684,316	0.1%
Fidelity Consumer Staples Central Fund	656,643	553,580	115,131	1,210,262	0.1%
Fidelity Energy Central Fund	680,945	601,903	162,944	1,311,567	0.1%
Fidelity Financials Central Fund	1,381,437	1,254,945	205,010	2,677,272	0.1%
Fidelity Health Care Central Fund	949,022	731,496	178,876	1,860,428	0.1%
Fidelity Industrials Central Fund	828,678	659,566	91,466	1,558,053	0.1%
Fidelity Information Technology Central Fund	1,324,236	1,110,536	181,663	2,575,148	0.1%
Fidelity Materials Central Fund	292,094	232,163	17,003	566,762	0.1%
Fidelity Telecom Services Central Fund	189,932	199,006	61,447	344,795	0.1%
Fidelity Utilities Central Fund	293,752	207,270	63,348	535,941	0.1%
Total	$ 7,523,189	$ 6,322,587	$ 1,213,366	$ 14,324,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $11,370,414. Net unrealized appreciation aggregated $2,954,130, of which $2,957,441 related to appreciated investment securities and $3,311 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014